Convertible Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 7 – CONVERTIBLE NOTES PAYABLE

On August 17, 2017, the Company issued secured convertible notes to certain accredited investors in the aggregate principal amount of $1,045,000. The notes mature on February 18, 2018 and accrue no interest. The Company received net proceeds received of approximately $942,500 after deducting legal and other fees. If the Company exercises its right to prepay the notes, the Company shall make payment to the investors in an amount equal to the sum of the then outstanding principal amount of the notes that the Company desires to prepay, multiplied by (a) 1.1, during the first ninety days after the issuance of the note, or (b) 1.25, at any point thereafter. The notes are convertible into shares of the Company’s common stock at a price per share equal to the lower of (i) $0.75 or (ii) a 25% discount to the price at which the Company next conducts an offering after the issuance date of the notes; provided, however, if any part of the principal amount of the notes remains unpaid at its maturity date, the conversion price will be equal to 65% of the average of the three trading days with the lowest daily weighted average prices of the Company’s common stock occurring during the fifteen days prior to the notes’ maturity date.

In connection with the issuance of the notes, the Company and the investors also entered into a security agreement pursuant to which the notes are secured by all of the assets of the Company currently held or thereafter acquired.

In connection with the issuance of the notes, the Company issued five-year warrants to purchase an aggregate of 2,090,000 shares of Company’s common stock with an initial exercise price of $0.50. The warrants contain certain anti-dilutive (reset) provisions.

From January 1 to January 16, 2018, the Company made payments to the holders of the August 2017 notes as follows (i) an aggregate of $510,937.50 in cash and (ii) an aggregate of 3,742,648 shares of the Company’s common stock pursuant to the conversion features of the notes. The Company believes that it has satisfied all of its obligations under the notes and all of the notes are retired as of March 31, 2018.

NOTE 7 – CONVERTIBLE NOTES PAYABLE

On March 24, 2014, the Company issued convertible debentures to certain accredited investors in the aggregate principal amount of $269,100. The debentures originally matured on March 24, 2016 and accrue no interest. The debentures are convertible into shares of the Company’s common stock at $0.10 per share. In March 2016, the debentures were amended to extend the maturity date to March 24, 2018. In 2016, the Company issued an aggregate of 1,010,000 shares of its common stock in settlement of $101,000 of outstanding debentures and during the twelve months ended December 31, 2017, the Company issued an aggregate of 1,081,000 shares of its common stock in settlement of $108,100 of outstanding debentures. As of December 31, 2017 and December 31, 2016, the aggregate carrying value of the debentures was $0 and $108,100, net of debt discounts of $0, respectively.

In February 2016, the Company issued to a service provider a 12 month convertible debenture at 15% interest with a principal amount of $35,000 along with 35,000 3-year warrants to purchase shares of common stock at $1.00 per share. The convertible debenture is payable at maturity, and convertible at the investor’s determination at a price equal to 90% of the price of a subsequent public underwritten offering if one occurs over $5 million, or, if no such subsequent offering occurs, at $0.75 per share. During the year ended December 31, 2016, the Company issued an aggregate of 343,767 shares in full settlement of the debenture obligation.

On March 14, 2016, the Company sold to investors six (6) month secured convertible original issue discount notes with a principal amount in the aggregate of $1,514,669, together with five-year warrants to purchase an amount of shares of the Company’s common stock equal to the number of shares of common stock issuable upon the conversion of the notes in full and having an exercise price of $1.00 per share with reset provisions. If the Company exercises its right to prepay the note, the Company must make payment to the investor of an amount in cash equal to the sum of the then outstanding principal amount of the note that it desires to prepay, multiplied by (a) 1.2, during the first ninety (90) days after the execution of the note, or (b) 1.35, at any point thereafter. The notes are convertible into shares of the Company’s common stock at a price per share equal to the lower of (i) $1.00, and (ii) a 25% discount to the price at which the Company next conducts an offering after the issuance date of the note; provided, however, for any part of the principal amount of the note that is not paid at its maturity date, September 14, 2016, the conversion price for such amount is equal to 65% of the average of the three trading days with the lowest daily weighted average prices of the Company’s common stock occurring during the fifteen days prior to the notes’ maturity date, September 14, 2016. The notes require that any net proceeds received in subsequent offerings made by the Company first be used to repay the notes’ outstanding principal amount. Because the note was not repaid by the maturity date, the investors became entitled to receive, in aggregate, but calculated pro rata to the principal amounts remaining outstanding at the time of maturity, up to five hundred thousand (500,000) shares of the Company’s common stock. Gross proceeds received by the Company for the notes and warrants in this offering were $1,420,000, while net proceeds were $1,271,600 (excluding any legal fees). On September 14, 2016, upon maturity of the notes, the Company was unable to make the required payment of the then outstanding aggregate principal amount of $966,384 and was in default under the notes. Penalties in aggregate of $584,735 were added to the carrying amount of the notes and were charged to current period interest.

During the year ended December 31, 2016, the Company paid an aggregate of $1,479,498 cash and issued 1,754,462 shares of its common stock upon conversion of $619,906 of the debenture obligation and accrued interest. In addition, the Company issued an aggregate of 304,523 shares of its common stock as penalty shares valued at $163,621 and was charged to current period interest. As of December 31, 2016, the debentures were paid in full.

On August 17, 2017, the Company issued secured convertible notes to certain accredited investors in the aggregate principal amount of $1,045,000. The notes mature on February 18, 2018 and accrue no interest. Net proceeds received were $942,500 after deduction of legal and other fees. If the Company exercises its right to prepay the notes, the Company shall make payment to the investors in an amount equal to the sum of the then outstanding principal amount of the notes that the Company desires to prepay, multiplied by (a) 1.1, during the first ninety (90) days after the execution of the note, or (b) 1.25, at any point thereafter. The notes are convertible into shares of the Company’s common stock at a price per share equal to the lower of (i) $0.75 and (ii) a 25% discount to the price at which the Company next conducts an offering after the issuance date of the notes; provided, however, if any part of the principal amount of the notes remains unpaid at its maturity date, the conversion price will be equal to 65% of the average of the three trading days with the lowest daily weighted average prices of the Company’s common stock occurring during the fifteen days prior to the notes’ maturity date.

In connection with the issuance of the notes, the Company and the investors also entered into a security agreement pursuant to which the notes are secured by all of the assets of the Company currently held or thereafter acquired.

In connection with the issuance of the notes, the Company issued five-year warrants to purchase an aggregate of 2,090,000 shares of Company’s common stock with an initial exercise price of $0.50. The warrants contain certain anti-dilutive (reset) provisions.

On August 17, 2017, upon issuance of the secured convertible notes and warrants, the Company determined that the features associated with the embedded conversion option and reset provisions embedded in the issued warrants, in the form of a ratchet provision, should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares would be available to settle all potential future conversion transactions.

During the twelve months ended December 31, 2017, the Company amortized $654,774 of debt discounts to current period interest.